Assets subject to lien and assets acquired through foreclosures - Carrying amounts of assets acquired through foreclosure (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Investment properties
Land		₩ 6,463	₩ 6,404
Building		23	148
Sub-total		6,486	6,552
Other assets
Land for non-business use		38,627	30,950
Building for non-business use	[1]	7,591	5,174
Movables for non-business use	[2]	110	111
Real estate assessment provision for non-business use		(1,898)	(1,611)
Sub-total		44,430	34,624
Assets held for sale
Land		2,215	2,393
Buildings		1,780	1,853
Sub-total		3,995	4,246
Total		54,911	45,422
Building for non-business use
Assets held for sale
Cumulative depreciation amount, assets acquired through foreclosures		2,357	1,471
Movables for non-business use
Assets held for sale
Cumulative depreciation amount, assets acquired through foreclosures		₩ 387	₩ 886

[1]	The cumulative depreciation amount as of December 31, 2023 and 2024 is 1,471 million Won and 2,357 million Won, respectively.
[2]	The cumulative depreciation amount as of December 31, 2023 and 2024 is 886 million Won and 387 million Won, respectively.